Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions	4.7. Provisions
Accounting policies
Provision is recognized when Nokia has a present legal or
constructive obligation as a result of past events, it is
probable that an outflow of resources will be required
to settle the obligation and a reliable estimate of the
amount can be made. Management judgment may be
required in determining whether it is probable that an
outflow of economic benefits will be required to settle
the obligation. The amount recognized as a provision
is based on the best estimate of unavoidable costs
required to settle the obligation at the end of the
reporting period.
When estimating the amount of unavoidable costs,
management may be required to consider a range of
possible outcomes and their associated probabilities,
risks and uncertainties surrounding the events and
circumstances, as well as making assumptions about the
timing of payment. Changes in estimates of timing or
amounts of costs required to settle the obligation may
become necessary as time passes and/or more accurate
information becomes available. Nokia assesses the
adequacy of its existing provisions and adjusts the
amounts as necessary based on actual experience
and changes in facts and circumstances at each
reporting date.

EURm	Restructuring	Litigation and environmental(1)	Warranty	Material liability	Other	Total
1 January 2024	255	251	200	136	420	1 262
Charged to income statement
Additions	397	69	214	144	68	892
Reversals	(9)	(23)	(19)	(82)	(56)	(189)
Total charged/(credited) to income statement	388	46	195	62	12	703
Utilized during year(2)	(424)	(64)	(128)	(53)	(34)	(703)
Translation differences and other	—	9	(37)	—	(6)	(34)
31 December 2024	219	242	230	145	392	1 228
Non-current	89	151	19	—	220	479
Current	130	91	211	145	172	749
(1)Environmental provision was EUR 152 million at 31 December 2024 (EUR 154 million at 31 December 2023).
(2)The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 67 million remained in accrued expenses at 31 December 2024.

Restructuring provision
Nokia provides for the estimated cost to restructure when a detailed formal plan of restructuring has been completed, approved by management, and announced. Restructuring costs consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts directly linked to the restructuring. At 31 December 2024, the restructuring provision consists primarily of amounts related to the announcements made by Nokia on 16 March 2021 and 19 October 2023. The majority of the restructuring cash outflows is expected to occur over the next two years.

Litigation and environmental provisions
Nokia provides for the estimated future settlements related to legal proceedings based on the probable outcome of the claims.
Nokia also provides for environmental remediation when Nokia becomes obliged, legally or constructively, to rectify environmental damage relating to soil, groundwater, surface water or sediment contamination. Cash outflows related to the litigation and environmental liabilities are inherently uncertain and generally occur over several periods. For a presentation of legal matters potentially affecting Nokia, refer to Note 6.1. Commitments, contingencies and legal proceedings.

Warranty provision
Nokia provides for the estimated liability to repair or replace products under standard warranty at the time revenue is recognized. The provision estimate is based on historical experience of the level of repairs and replacements. Cash outflows related to the warranty provision are generally expected to occur in the next 18 months.

Material liability provision
Nokia recognizes the estimated liability for non-cancellable purchase commitments for inventory in excess of forecasted requirements at each reporting date. Cash outflows related to the material liability provision are expected to occur over the next 12 months.

Other provisions
Nokia provides for various legal and constructive obligations such as project losses, indirect tax provisions, divestment-related provisions, certain other employee-related provisions than restructuring provisions and asset retirement obligations. Cash outflows related to other provisions are generally expected to occur over the next two years.